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QUARTERLY REPORT

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of InvestmentsOctober 31, 2025 (unaudited)

		Shares	Value
60.66%	COMMON STOCKS
9.80%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	9,504	$2,672,430
	Meta Platforms, Inc.	3,797	2,461,785
	Netflix, Inc.(A)	1,193	1,334,800
			6,469,015

6.45%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	8,315	2,030,689
	Aptiv plc ADR(A)	18,206	1,476,507
	Royal Caribbean Cruises ADR	2,601	746,045
			4,253,241

1.15%	ENERGY
	Expand Energy Corp.	7,377	762,118

11.58%	FINANCIALS
	Ameriprise Financial, Inc.	1,545	699,530
	Bank of America Corp.	24,974	1,334,860
	Bank Of New York Mellon	14,305	1,543,939
	Capital One Financial	7,020	1,544,330
	Citizens Financial Group	18,167	924,155
	Synchrony Financial	21,403	1,591,955
			7,638,769

9.24%	HEALTH CARE
	BioMarin Pharmaceutical, Inc.(A)	21,233	1,137,452
	Eli Lilly & Co.	1,548	1,335,707
	ResMed, Inc.	3,570	881,361
	Tenet Healthcare Corp.(A)	5,981	1,235,017
	Teva Pharmaceutical Industries Ltd. ADR(A)	43,430	889,446
	Universal Health Services, Inc.	2,861	620,866
			6,099,849

QUARTERLY REPORT

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
7.46%	INDUSTRIALS
	EMCOR Group, Inc.	2,077	$1,403,595
	Leidos Holdings, Inc.	5,210	992,349
	RTX Corp.	6,516	1,163,106
	Vertiv Holdings Co.	7,075	1,364,484
			4,923,534

14.00%	INFORMATION TECHNOLOGY
	Apple, Inc.	2,353	636,181
	Coherent Corp.(A)	10,621	1,401,547
	Microsoft Corp.	2,832	1,466,438
	Nvidia Corp.	9,563	1,936,412
	Oracle Corp.	6,769	1,777,607
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,714	2,017,087
			9,235,272

0.98%	UTILITIES
	NRG Energy, Inc.	3,757	645,678

60.66%	TOTAL COMMON STOCKS
	(Cost: $29,417,559)		40,027,476

26.35%	EXCHANGE TRADED FUNDS
3.91%	BOND ETFS
	SPDR Bloomberg 3-12 Month	25,930	2,580,553

11.86%	LARGE CAP
	Invesco QQQ Trust Series	3,943	2,480,423
	iShares Russell 1000 ETF	14,301	5,344,427
			7,824,850

3.90%	METALS
	iShares Silver Trust(A)	20,457	900,312
	SPDR Gold Shares(A)	4,546	1,673,474
			2,573,786

QUARTERLY REPORT

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
6.68%	SECTOR ETFS
	Vanguard Information Technology ETF	5,556	$4,407,075

26.35%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $13,903,648)		$17,386,264

87.01%	TOTAL INVESTMENTS
	(Cost: $43,321,207)		57,413,740
12.99%	Other assets, net of liabilities		8,575,634
100.00%	NET ASSETS		$65,989,374

(A)Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

QUARTERLY REPORT

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of October 31, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCKS	$40,027,476	$—	$—	$40,027,476
EXCHANGE TRADED FUNDS	17,386,264	—	—	17,386,264
TOTAL INVESTMENTS	$57,413,740	$—	$—	$57,413,740

The cost of investments for Federal income tax purposes has been estimated a/o October 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $57,413,740, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,499,930
Gross unrealized depreciation	(407,398)
Net unrealized appreciation	$14,092,533